COMMITMENTS AND CONTINGENCIES (Details)		12 Months Ended
	Sep. 16, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) ft²
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Capital		$ 825,000
Warehouse Supply and Distribution Facility [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²			1,800
Operating Leases, Rent Expense		9,900	$ 9,600
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year		$ 3,400
DB Option Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Right To Purchase, Cost	$ 915,001
Equity interest	50.00%
Capital	$ 915,000